Other comprehensive income (loss)	6 Months Ended
Sep. 30, 2022
Accumulated Other Comprehensive Income (loss)
Other comprehensive income (loss)
13. Other comprehensive income (loss):
Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Six months ended September 30, 2021
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥18,316	¥5,268	¥61	¥5,329	¥23,645
Pension liability adjustment	(43,477)	(358)	842	484	(42,993)
Own credit adjustments	(12,983)	3,117	708	3,825	(9,158)

Total	¥(38,144)	¥8,027	¥1,611	¥9,638	¥(28,506)

(1)	Reclassifications out of accumulated other comprehensive income were not significant.

	Millions of yen
	Six months ended September 30, 2022
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥136,912	¥210,319	¥—	¥210,319	¥347,231
Pension liability adjustment	(43,803)	505	867	1,372	(42,431)
Own credit adjustments	34,864	52,595	231	52,826	87,690

Total	¥127,973	¥263,419	¥1,098	¥264,517	¥392,490

(1) Reclassifications out of accumulated other comprehensive income were not significant.

	Millions of yen
	Three months ended September 30, 2021
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥14,982	¥8,663	¥—	¥8,663	¥23,645
Pension liability adjustment	(43,468)	176	299	475	(42,993)
Own credit adjustments	(8,690)	(775)	307	(468)	(9,158)

Total	¥(37,176)	¥8,064	¥606	¥8,670	¥(28,506)

(1)	Reclassifications out of accumulated other comprehensive income were not significant.

	Millions of yen
	Three months ended September 30, 2022
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥279,364	¥67,867	¥—	¥67,867	¥347,231
Pension liability adjustment	(43,017)	217	369	586	(42,431)
Own credit adjustments	58,290	29,477	(77)	29,400	87,690

Total	¥294,637	¥97,561	¥292	¥97,853	¥392,490

(1)	Reclassifications out of accumulated other comprehensive income were no t significant.